EARNINGS (LOSS) PER SHARE (Details) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	25,423	18,743	25,423	18,743	15,902	12,394	29,131
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	199	1,394	199	1,394	199	2,247	22,895
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents excluded from calculation of diluted net (loss) income per share (in shares)	17,161	17,349	17,161	17,349	15,703	10,147	6,236